HSBC Opportunity Fund
HSBC Opportunity Fund
Investment Objective
The investment objective of the HSBC Opportunity Fund (the “Opportunity Fund” or “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund	[1]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 54 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 96.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC Opportunity Fund	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC Opportunity Fund		Class A Shares	Class B Shares	Class C Shares
Management Fee		0.80%	0.80%	0.80%
Distribution (12b-1) Fee		none	0.75%	0.75%
Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Operating Expenses		4.32%	4.32%	4.32%
Total Other Expenses		4.57%	4.57%	4.57%
Total Annual Fund Operating Expenses	[1]	5.37%	6.12%	6.12%
Fee Waiver and/or Expense Reimbursement	[2]	3.72%	3.72%	3.72%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.65%	2.40%	2.40%
[1]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[2]	HSBC Global Asset Management (USA) Inc., the Portfolio's investment adviser (the "Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies other than the Portfolio) to an annual rate of 1.65% for Class A Shares, 2.40% for Class B Shares and 2.40% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2020. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	659	1,710	2,753	5,326
Class B Shares	643	1,685	2,699	5,364
Class C Shares	343	1,485	2,699	5,308

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - HSBC Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class B Shares	243	1,485	2,699	5,364
Class C Shares	243	1,485	2,699	5,308

Portfolio Turnover

The Opportunity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund” to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 25, 2019, between approximately $8.90 million and $21.92 billion), the Fund’s broad-based securities market index.

The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser (“Subadviser”), selects securities based upon fundamental analysis of the company’s cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors. As research specialists, the Subadviser considers all fundamental factors to be important, and in specific industries, some may be more important than others; however, the Subadviser considers earnings growth to be the most integral to its stock selection process. The Subadviser uses a bottom-up, as opposed to a top-down, investment style to select investments that it believes offer superior prospects for growth and are either:

●	early in their cycle but which the Subadviser believes have the potential to become major enterprises, or

●	are major enterprises whose rates of earnings growth the Subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Subadviser employs a growth at a reasonable price investment style and favors investing in earnings growth stocks given the Subadviser’s conviction that stock prices follow earnings progress and that they offer the best investment opportunities. The Subadviser believes that growth companies with accelerating or underappreciated earnings potential are best identified through in-depth, fundamental, bottom-up research, which is covered vertically by industry group. The Subadviser follows several industries using a broad information network that includes company managements, suppliers, end-users, competitors and Wall Street sources to identify and evaluate companies capable of providing consistently high or accelerating earnings growth. The Subadviser believes these growth companies to have products, technologies, management, markets or opportunities which will potentially facilitate earnings growth over time that may be above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Fund will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities, such as American Depositary Receipts, foreign securities listed on U.S. securities exchanges and real estate investment trusts when relative values and market conditions make such purchases appear attractive.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	American Depositary Receipts (“ADRs”) Risk: The Fund’s investments may take the form of ADRs. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that the ADRs may be less liquid than the underlying shares in their primary foreign trading market or that unsponsored depositary receipts may not provide as much information about the underlying issuer.

●	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

●	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:

●	Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

●	Capitalization Risk: Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies. Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments.

●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

●	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions or tariffs) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different corporate disclosure and governance standards.

●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●	Real Estate Investment Trust (“REIT”) Risk: The Fund’s investments may take the form of REITs. The securities of REITS may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions, and other factors. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q4 2010	19.05%
Worst Quarter:	Q3 2011	-23.18%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Average Annual Total Returns (for the periods ended December 31, 2018)	[2]
Average Annual Total Returns - HSBC Opportunity Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Sep. 23, 1996	(13.45%)	3.08%	13.04%	8.95%
Class A Shares | After Taxes on Distributions	Sep. 23, 1996	(17.63%)	(0.17%)	10.59%	6.65%
Class A Shares | After Taxes on Distributions and Sales	Sep. 23, 1996	(5.56%)	1.94%	10.64%	6.96%
Class B Shares	Jan. 06, 1998	(11.94%)	3.37%	13.12%	8.59%
Class C Shares	Nov. 04, 1998	(10.21%)	3.36%	13.20%	9.04%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)		(7.47%)	6.19%	14.76%	7.68%	[1]
Lipper Mid-Cap Growth Funds Average		(5.37%)	6.05%	13.33%	8.04%	[2]
[1]	Since September 23, 1996.
[2]	Since September 30, 1996.

[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio ("Opportunity Portfolio" or "Portfolio").
[2]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013 the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio's and the Fund's total return. As a result, the Fund's total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.